Expense Example {- Tech Hardware Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Tech Hardware Portfolio - Tech Hardware Portfolio	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894